SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remaining 2021	$ 159
2022	319
2022	335
2024	337
2025	339
2026	240
Thereafter	24
Total remaining lease payments	1,753
Less: Imputed interest	(668)
Total lease liabilities	$ 1,085